Annual Fund Operating Expenses - Easterly RocMuni High Income Municipal Bond Fund	Mar. 09, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 4, 2027
Easterly RocMuni High Income Municipal Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.47%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.20%	[1]
Easterly RocMuni High Income Municipal Bond Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.42%	[1]
Easterly RocMuni High Income Municipal Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.17%
Component2 Other Expenses	0.48%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	0.97%	[1]

[1]	Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Investor Class and Class I do not exceed 1.05%, 1.30% and 0.80%, respectively. The expense limitation agreement for Class A, Investor Class and Class I shares will be in effect through October 4, 2027. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and expenses paid (including management fees waived and expenses paid by the investment adviser to the predecessor series, as applicable) within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.